UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number:
811-23493
Cohen & Steers
Tax-Advantaged
Preferred Securities and Income Fund

(Exact name of Registrant as specified in charter)
1166 Avenue of the Americas, 30th Floor, New York, NY 10036

(Address of principal executive offices) (Zip code)
Dana A. DeVivo
Cohen & Steers Capital Management, Inc.
1166 Avenue of the Americas, 30th Floor
New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code:
(212)
832-3232
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2024

Item 1. Reports to Stockholders.

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To Our Shareholders:
We would like to share with you our report for the six months ended April 30, 2024. The total returns for Cohen & Steers Tax-Advantaged Preferred Securities and Income Fund (the Fund) and its comparative benchmarks were:

Six Months Ended April 30, 2024
Cohen & Steers Tax-Advantaged Preferred Securities and Income Fund at Net Asset Value (a )	15.00%
Cohen & Steers Tax-Advantaged Preferred Securities and Income Fund at Market Value (a)	15.13%
ICE BofA 7% Constrained DRD Eligible Preferred Securities Index (b)	13.41%
Blended Benchmark—50% ICE BofA 7% Constrained DRD Eligible Preferred Securities Index/35% ICE BofA U.S. IG Institutional Capital Securities Index/15% Bloomberg Developed Market USD Contingent Capital Index (b)	12.13%
Bloomberg U.S. Aggregate Bond Index (b)	4.97%
The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. The Fund’s returns assume the reinvestment of all dividends and distributions at prices obtained under the Fund’s dividend reinvestment plan. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.
The Fund expects to make regular monthly distributions at a level rate (the Policy). Distributions paid by the Fund are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s investment company taxable income and net realized gains. As a result of the Policy, the Fund may pay distributions in excess of the Fund’s investment company taxable income and net realized gains. This excess would be a return of capital distributed from the Fund’s assets. Distributions of capital decrease the Fund’s total assets and, therefore, could have the effect of increasing the Fund’s expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.

(a )	As a closed-end investment company, the price of the Fund’s exchange-traded shares will be set by market forces and can deviate from the net asset value (NAV) per share of the Fund.
(b )
ICE BofA 7% Constrained DRD Eligible Preferred Securities Index contains all securities in the ICE BofA Fixed Rate Preferred Securities Index that are DRD (dividends received deduction) eligible, but caps issuer exposure at 7%. The ICE BofA U.S. IG Institutional Capital Securities Index tracks the performance of U.S. dollar denominated investment grade hybrid capital corporate and preferred securities publicly issued in the U.S. domestic market. The Bloomberg Developed Market USD Contingent Capital Index includes hybrid capital securities in developed markets with explicit equity conversion or write down loss absorption mechanisms that are based on an issuer’s regulatory capital ratio or other explicit solvency-based triggers. The Bloomberg U.S. Aggregate Bond Index is a broad market measure of the U.S. dollar-denominated investment-grade fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities.

The comparative indexes are not adjusted to reflect expenses or other fees that the U.S. Securities and Exchange Commission (SEC) requires to be reflected in the Fund’s performance. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. The Fund’s performance assumes dividends and distributions are reinvested at prices obtained under the Fund’s dividend reinvestment plan.

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Market Review
Preferred securities had a strong total return in the six months ended April 30, 2024. Concerns of recession receded as the world’s major economies remained healthy during this period, driven by solid consumer spending. Headline U.S. inflation, which bottomed in mid-2023, remained stubbornly above 3%—and well above the Federal Reserve’s 2% target. However, interest rates, while volatile, ended the period modestly lower as investors debated the timing and magnitude of central bank interest rate cuts.
Credit spreads narrowed markedly, given the strength of the economy and investors’ search for income. Preferreds also benefited from strong call activity and limited new supply, which bolstered demand for existing issues. Consequently, preferred securities considerably outperformed other areas of fixed income.
Fund Performance
The Fund had a positive total return in the period and outperformed its blended benchmark on both a market price and net asset value basis.
The banking sector continued to rebound from the well-publicized bank failures that occurred in the first quarter of 2023, with concerns of contagion receding as fundamentals in the broader banking system remained healthy and resilient. Security selection in the banking sector, which accounted for roughly half of the portfolio’s assets, detracted from relative returns. This was partly due to underweight investments in certain well-performing floating-rate securities.
Insurance underperformed other preferred sectors despite solid underlying industry fundamentals. Property & casualty insurance companies continued to enjoy premium growth given the health of the economy, and life insurers benefited from rising interest rates. The sector’s underperformance stemmed partly from modest returns generated by very high-quality Japan-based insurers. The Fund’s security selection and underweight allocation to insurance aided relative performance. Contributors included out-of-index investments in a pair of well-performing, deeply discounted issues from an annuity provider and having no investment in certain low-coupon securities from Japanese companies.
Security selection in the energy and pipeline sectors further contributed to relative returns. The Fund held overweight or out-of-benchmark investments in certain securities from companies that, in addition to rising energy prices, benefited from business transactions that were viewed positively from a credit perspective.
The capital-intensive utilities sector benefited from healthy financials and a positive growth outlook partly supported by expected long-term demand for power for artificial intelligence applications. The Fund’s security selection in utilities preferreds detracted from relative performance due to out-of-index positions in several relatively defensive securities that lagged in the rally.
The portfolio’s security selection in the brokerage sector also detracted from relative performance, partly due to underweight or non-investments in well-performing issues from Morgan Stanley that we viewed as being richly valued.
Impact of Leverage on Fund Performance
The Fund employs leverage as part of an effort to enhance yield. Leverage can increase total return in rising markets, just as it can have the opposite effect in declining markets. The leverage significantly contributed to the Fund’s performance for the six months ended April 30, 2024.

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Impact of Derivatives on Fund Performance
The Fund used derivatives in the form of forward foreign currency exchange contracts to passively manage currency risk on certain Fund positions denominated in foreign currencies. The currency exchange contracts did not have a material impact on the Fund’s total return for the six months ended April 30, 2024.
In connection with its use of leverage, the Fund pays interest on a portion of its borrowings based on a floating rate under the terms of its credit agreement. To reduce the impact that an increase in interest rates could have on the performance of the Fund with respect to these borrowings, the Fund used interest rate swaps to exchange a significant portion of the floating rate for a fixed rate. In addition, the Fund used total return swap contracts to manage credit risk. The Fund’s use of interest rate swaps and total return swaps did not have a material impact on the Fund’s total return for the six months ended April 30, 2024.
Sincerely,

W ILLIAM F. S CAPELL Portfolio Manager	E LAINE Z AHARIS -N IKAS Portfolio Manager

J ERRY D OROST Portfolio Manager	R OBERT K ASTOFF Portfolio Manager
The views and opinions in the preceding commentary are subject to change without notice and are as of the date of the report. There is no guarantee that any market forecast set forth in the commentary will be realized. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com
For more information about the Cohen & Steers family of mutual funds, visit cohenandsteers.com. Here you will find fund net asset values, fund fact sheets and portfolio highlights, as well as educational resources and timely market updates.
Our website also provides comprehensive information about Cohen & Steers, including our most recent press releases, profiles of our senior investment professionals and their investment approach to each asset class. The Cohen & Steers family of mutual funds specializes in liquid real assets, including real estate securities, listed infrastructure and natural resource equities, as well as preferred securities and other income solutions.

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Performance Review (Unaudited)
Average Annual Total Returns—For Periods Ended April 30, 2024

	1 Year	5 Years	10 Years	Since Inception (a)
Fund at NAV	16.37%	—	—	1.69%
Fund at Market Value	18.32%	—	—	-0.85%
The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return will vary and the principal value of an investment will fluctuate and shares, if sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance results reflect the effect of leverage from utilization of borrowings under a credit agreement. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. The Fund’s returns assume the reinvestment of all dividends and distributions at prices obtained under the Fund’s dividend reinvestment plan. The performance table does not reflect the deduction of brokerage commissions or taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

(a)	Commencement of investment operations was October 28, 2020.

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Our Leverage Strategy
(Unaudited)
Our current leverage strategy utilizes borrowings up to the maximum permitted by the Investment Company Act of 1940 to provide additional capital for the Fund, with an objective of increasing net income available for shareholders. As of April 30, 2024 leverage represented 35% of the Fund’s managed assets.
Through a combination of variable rate financing and interest rate swaps, the Fund has locked in interest rates on a significant portion of this additional capital through 2027 (where we effectively reduce our variable rate obligation and lock in our fixed rate obligation over various terms). Locking in a significant portion of our leveraging costs is designed to protect the dividend-paying ability of the Fund. The use of leverage increases the volatility of the Fund’s NAV in both up and down markets. However, we believe that locking in portions of the Fund’s leveraging costs for the various terms partially protects the Fund’s expenses from an increase in short-term interest rates.
Leverage Facts
(a)(b
)

Leverage (as a % of managed assets)	35%
% Variable Rate Financing	3%
Variable Rate	6.0%
% Fixed Rate Financing (c )	97%
Weighted Average Rate on Fixed Financing	1.2%
Weighted Average Term on Fixed Financing	1.9 years
The Fund seeks to enhance its dividend yield through leverage. The use of leverage is a speculative technique and there are special risks and costs associated with leverage. The NAV of the Fund’s shares may be reduced by the issuance and ongoing costs of leverage. So long as the Fund is able to invest in securities that produce an investment yield that is greater than the total cost of leverage, the leverage strategy will produce higher current net investment income for shareholders. On the other hand, to the extent that the total cost of leverage exceeds the incremental income gained from employing such leverage, shareholders would realize lower net investment income. In addition to the impact on net income, the use of leverage will have an effect of magnifying capital appreciation or depreciation for shareholders. Specifically, in an up market, leverage will typically generate greater capital appreciation than if the Fund were not employing leverage. Conversely, in down markets, the use of leverage will generally result in greater capital depreciation than if the Fund had been unlevered. To the extent that the Fund is required or elects to reduce its leverage, the Fund may need to liquidate investments, including under adverse economic conditions which may result in capital losses potentially reducing returns to shareholders. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

(a)	Data as of April 30, 2024. Information is subject to change.
(b)	See Note 7 in Notes to Financial Statements.
(c)	Represents fixed payer interest rate swap contracts on variable rate borrowing.

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April 30, 2024
Top Ten Holdings
(a)
(Unaudited)

Security	Value	% of Managed Assets

Wells Fargo & Co., 7.625%	$38,525,140	2.2
Stichting AK Rabobank Certificaten, 6.50% (Netherlands)	34,604,344	2.0
JPMorgan Chase & Co., 6.875%, Series NN	34,229,794	2.0
Charles Schwab Corp., 5.375%, Series G	31,520,816	1.8
Wells Fargo & Co., 3.90%, Series BB	27,367,675	1.6
Citigroup, Inc., 7.625%, Series AA	26,891,672	1.6
Goldman Sachs Group, Inc., 7.50%, Series X	26,356,056	1.5
Charles Schwab Corp., 4.00%, Series I	24,632,982	1.4
Bank of America Corp., 6.10%, Series AA	23,131,964	1.4
BNP Paribas SA, 7.75% (France)	20,824,808	1.2

(a)
Top ten holdings (excluding short-term investments and derivative instruments) are determined on the basis of the value of individual securities held. The Fund may also hold positions in other securities issued by the companies listed above. See the Schedule of Investments for additional details on such other positions.

Sector Breakdown
(b)
(Based on Managed Assets)
(Unaudited)

(b)	Excludes derivative instruments.

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SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited)

		Shares	Value
P REFERRED S ECURITIES —E XCHANGE -T RADED	27.1%
B ANKING	6.6%
Federal Agricultural Mortgage Corp., 4.875%, Series G (a)		410,836	$7,949,677
First Horizon Corp., 6.50% (a)(b)		226,999	5,379,876
Morgan Stanley, 4.25%, Series O (a)(b)		74,599	1,385,303
Morgan Stanley, 5.85% to 4/15/27, Series K (a)(b)		294,081	7,046,181
Morgan Stanley, 6.375% to 10/15/24, Series I (a)(b)		289,449	7,213,069
Morgan Stanley, 6.875% to 7/15/24, Series F (a)(b)		680,397	17,118,789
Morgan Stanley, 7.125% to 7/15/24, Series E (a)(b)		350,000	8,830,500
Regions Financial Corp., 5.70% to 5/15/29, Series C (a)(b)(c)		164,750	3,601,435
Texas Capital Bancshares, Inc., 5.75%, Series B (a)(b)		103,308	1,970,084
Wells Fargo & Co., 4.375%, Series CC (a)(b)		117,864	2,245,309
Wells Fargo & Co., 4.70%, Series AA (a)(b)		288,351	5,813,156
Wells Fargo & Co., 4.75%, Series Z (a)(b)		268,039	5,459,954

			74,013,333

C ONSUMER S TAPLE P RODUCTS	0.7%
CHS, Inc., 7.50%, Series 4 (a)		299,435	7,680,508

F INANCIAL S ERVICES	3.0%
Affiliated Managers Group, Inc., 6.75%, due 3/30/64 (b)(d)		176,252	4,512,051
Apollo Global Management, Inc., 7.625% to 9/15/28, due 9/15/53 (b)(c)		147,108	3,886,593
Brookfield Oaktree Holdings LLC, 6.55%, Series B (a)(b)		633,858	13,627,947
Brookfield Oaktree Holdings LLC, 6.625%, Series A (a)(b)		214,812	4,682,902
TPG Operating Group II LP, 6.95%, due 3/15/64 (b)(d)		266,478	6,872,468

			33,581,961

I NDUSTRIAL S ERVICES	1.4%
WESCO International, Inc., 10.625% to 6/22/25, Series A (a)(c)		600,807	15,855,297

I NSURANCE	8.7%
Allstate Corp., 7.375%, Series J (a)(b)		174,600	4,658,328
Arch Capital Group Ltd., 4.55%, Series G (a)(b)		172,499	3,329,231
Arch Capital Group Ltd., 5.45%, Series F (a)(b)		351,086	7,871,348

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS—(Continued)
April 30, 2024 (Unaudited)

		Shares	Value
Assurant, Inc., 5.25%, due 1/15/61 (b)		75,306	$1,555,069
Athene Holding Ltd., 4.875%, Series D (a)(b)		243,569	4,311,171
Athene Holding Ltd., 5.625%, Series B (a)(b)		911	18,839
Athene Holding Ltd., 6.35% to 6/30/29, Series A (a)(b)(c)		439,968	10,343,648
Athene Holding Ltd., 6.375% to 6/30/25, Series C (a)(b)(c)		276,112	6,911,083
Athene Holding Ltd., 7.25% to 3/30/29, due 3/30/64 (b)(c)(d)		247,750	6,171,453
Athene Holding Ltd., 7.75% to 12/30/27, Series E (a)(b)(c)		337,144	8,971,402
Brighthouse Financial, Inc., 5.375%, Series C (a)(b)		154,477	2,843,922
Enstar Group Ltd., 7.00% to 9/1/28, Series D (a)(b)(c)		332,363	8,475,256
Equitable Holdings, Inc., 4.30%, Series C (a)(b)		98,173	1,725,881
Equitable Holdings, Inc., 5.25%, Series A (a)(b)		286,202	6,239,204
F&G Annuities & Life, Inc., Senior Debt, 7.95%, due 12/15/53 (b)		333,885	8,681,010
Lincoln National Corp., 9.00%, Series D (a)(b)		321,052	8,652,351
MetLife, Inc., 5.625%, Series E (a)(b)		96,332	2,260,912
Reinsurance Group of America, Inc., 7.125% to 10/15/27, due 10/15/52 (b)(c)		96,288	2,521,783
RenaissanceRe Holdings Ltd., 4.20%, Series G (Bermuda) (a)		103,152	1,800,002

			97,341,893

P IPELINES	0.6%
Enbridge, Inc., 2.983% to 9/1/25, Series 15 (Canada) (a)(b)(c)		300,000	3,687,212
TC Energy Corp., 3.762% to 10/30/24, Series 9 (Canada) (a)(b)(c)		200,000	2,601,968

			6,289,180

R EAL E STATE	0.9%
Chatham Lodging Trust, 6.625%, Series A (a)		85,000	1,733,150
DigitalBridge Group, Inc., 7.125%, Series H (a)		206,801	4,628,206
DigitalBridge Group, Inc., 7.125%, Series J (a)		167,076	3,792,625

			10,153,981

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS—(Continued)
April 30, 2024 (Unaudited)

		Shares		Value
T ELECOMMUNICATIONS	0.9%
AT&T, Inc., 4.75%, Series C (a)(b)			169,358	$3,326,191
AT&T, Inc., 5.00%, Series A (a)(b)			145,001	3,008,771
U.S. Cellular Corp., Senior Debt, 5.50%, due 3/1/70 (b)			20,905	371,482
U.S. Cellular Corp., Senior Debt, 5.50%, due 6/1/70 (b)			47,855	844,641
U.S. Cellular Corp., Senior Debt, 6.25%, due 9/1/69 (b)			134,648	2,593,320

				10,144,405

U TILITIES	4.3%
Algonquin Power & Utilities Corp., 6.20% to 7/1/24, due 7/1/79, Series 19-A (Canada) (b)(c)			140,000	3,493,000
BIP Bermuda Holdings I Ltd., 5.125% (Canada) (a)(b)			47,070	835,022
Brookfield BRP Holdings Canada, Inc., 4.625% (Canada) (a)(b)			208,034	3,234,929
Brookfield BRP Holdings Canada, Inc., 4.875% (Canada) (a)(b)			168,056	2,714,104
Brookfield Infrastructure Finance ULC, 5.00%, due 5/24/81 (Canada) (b)			214,600	3,656,784
CMS Energy Corp., 5.875%, due 10/15/78 (b)			120,000	2,889,600
SCE Trust V, 5.45% to 3/15/26, Series K (TruPS) (a)(b)(c)			453,764	11,144,444
SCE Trust VI, 5.00% (TruPS) (a)(b)			394,659	7,822,141
SCE Trust VII, 7.50%, Series M (TruPS) (a)(b)			466,136	12,166,150

				47,956,174

T OTAL P REFERRED S ECURITIES —E XCHANGE -T RADED (Identified cost—$330,348,764)				303,016,732

		Principal Amount*
P REFERRED S ECURITIES —O VER - THE -C OUNTER	123.3%
B ANKING	77.3%
Abanca Corp. Bancaria SA, 6.00% to 1/20/26 (Spain) (a)(c)(e)(f)		EUR	4,000,000	4,124,854
ABN AMRO Bank NV, 6.875% to 9/22/31 (Netherlands) (a)(c)(e)(f)		EUR	3,600,000	3,899,551

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS—(Continued)
April 30, 2024 (Unaudited)

	Principal Amount*		Value
AIB Group PLC, 7.125% to 10/30/29 (Ireland) (a)(c)(e)(f)	EUR	6,000,000	$6,437,761
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29 (Spain) (a)(c)(e)		5,900,000	6,211,018
Banco de Sabadell SA, 5.75% to 3/15/26 (Spain) (a)(c)(e)(f)	EUR	1,000,000	1,041,881
Banco de Sabadell SA, 9.375% to 7/18/28 (Spain) (a)(c)(e)(f)	EUR	4,000,000	4,683,260
Banco Santander SA, 9.625% to 11/21/28 (Spain) (a)(c)(e)		4,000,000	4,202,464
Banco Santander SA, 9.625% to 5/21/33 (Spain) (a)(c)(e)		9,000,000	9,630,810
Bank of America Corp., 5.875% to 3/15/28, Series FF (a)(b)(c)		12,042,000	11,564,719
Bank of America Corp., 6.10% to 3/17/25, Series AA (a)(b)(c)		23,115,000	23,131,964
Bank of America Corp., 6.125% to 4/27/27, Series TT (a)(b)(c)		1,700,000	1,684,144
Bank of America Corp., 6.25% to 9/5/24, Series X (a)(b)(c)		8,320,000	8,313,738
Bank of America Corp., 6.30% to 3/10/26, Series DD (a)(b)(c)		3,318,000	3,315,856
Bank of America Corp., 6.50% to 10/23/24, Series Z (a)(b)(c)		5,567,000	5,589,006
Bank of Ireland Group PLC, 7.50% to 5/19/25 (Ireland) (a)(c)(e)(f)	EUR	7,675,000	8,335,503
Bank of Nova Scotia, 8.00% to 1/27/29, due 1/27/84 (Canada) (b)(c)		4,200,000	4,232,798
Bank of Nova Scotia, 8.625% to 10/27/27, due 10/27/82 (Canada) (b)(c)		10,250,000	10,578,410
Barclays Bank PLC, 6.278% to 12/15/34, Series 1 (United Kingdom) (a)(c)		4,220,000	4,156,556
Barclays PLC, 6.125% to 12/15/25 (United Kingdom) (a)(c)(e)		1,200,000	1,154,995
Barclays PLC, 7.125% to 6/15/25 (United Kingdom) (a)(c)(e)	GBP	800,000	986,520
Barclays PLC, 8.00% to 3/15/29 (United Kingdom) (a)(c)(e)		2,700,000	2,661,806

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS—(Continued)
April 30, 2024 (Unaudited)

	Principal Amount*		Value
Barclays PLC, 8.875% to 9/15/27 (United Kingdom) (a)(c)(e)(f)	GBP	6,400,000	$8,086,641
Barclays PLC, 9.625% to 12/15/29 (United Kingdom) (a)(b)(c)(e)		11,700,000	12,257,259
BNP Paribas SA, 7.375% to 8/19/25 (France) (a)(c)(e)(g)		3,200,000	3,206,124
BNP Paribas SA, 7.75% to 8/16/29 (France) (a)(c)(e)(g)		20,600,000	20,824,808
BNP Paribas SA, 8.00% to 8/22/31 (France) (a)(b)(c)(e)(g)		1,400,000	1,394,717
BNP Paribas SA, 8.50% to 8/14/28 (France) (a)(c)(e)(g)		13,600,000	14,094,578
BNP Paribas SA, 9.25% to 11/17/27 (France) (a)(c)(e)(g)		8,800,000	9,344,579
CaixaBank SA, 7.50% to 1/16/30 (Spain) (a)(c)(e)(f)	EUR	1,800,000	1,995,583
CaixaBank SA, 8.25% to 3/13/29 (Spain) (a)(c)(e)(f)	EUR	8,400,000	9,508,136
Charles Schwab Corp., 4.00% to 6/1/26, Series I (a)(b)(c)		26,699,000	24,632,982
Charles Schwab Corp., 4.00% to 12/1/30, Series H (a)(b)(c)		10,317,000	8,409,626
Charles Schwab Corp., 5.00% to 6/1/27, Series K (a)(b)(c)		1,973,000	1,848,693
Charles Schwab Corp., 5.375% to 6/1/25, Series G (a)(b)(c)		31,795,000	31,520,816
Citigroup, Inc., 3.875% to 2/18/26, Series X (a)(c)		4,370,000	4,112,974
Citigroup, Inc., 5.95% to 5/15/25, Series P (a)(b)(c)		15,756,000	15,697,355
Citigroup, Inc., 6.25% to 8/15/26, Series T (a)(c)		10,030,000	10,009,528
Citigroup, Inc., 6.30% to 8/15/24, Series M (a)(c)		2,020,000	2,026,658
Citigroup, Inc., 7.625% to 11/15/28, Series AA (a)(c)		25,995,000	26,891,672
Citizens Financial Group, Inc., 5.65% to 10/6/25, Series F (a)(c)		7,053,000	6,910,052
CoBank ACB, 6.45% to 10/1/27, Series K (a)(b)(c)		6,590,000	6,523,425
Commerzbank AG, 7.00% to 4/9/25 (Germany) (a)(b)(c)(e)(f)		2,800,000	2,758,773
Credit Agricole SA, 4.75% to 3/23/29 (France) (a)(b)(c)(e)(g)		600,000	511,340
Credit Agricole SA, 6.50% to 9/23/29, Series EMTN (France) (a)(b)(c)(e)(f)	EUR	5,200,000	5,605,492

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS—(Continued)
April 30, 2024 (Unaudited)

	Principal Amount*			Value
Credit Agricole SA, 7.25% to 9/23/28, Series EMTN (France) (a)(b)(c)(e)(f)	EUR	5,600,000		$6,259,153
Credit Agricole SA, 8.125% to 12/23/25 (France) (a)(b)(c)(e)(g)		3,260,000		3,309,193
Credit Suisse Group AG, 6.375% to 8/21/26, Claim (Switzerland) (a)(d)(e)(g)(h)		2,200,000		253,000
Credit Suisse Group AG, 7.50%, Claim (Switzerland) (a)(d)(e)(g)(h)		7,600,000		874,000
Danske Bank AS, 7.00% to 6/26/25 (Denmark) (a)(b)(c)(e)(f)		1,800,000		1,784,396
Deutsche Bank AG, 6.00% to 10/30/25, Series 2020 (Germany) (a)(c)(e)		1,800,000		1,679,124
Deutsche Bank AG, 7.50% to 4/30/25 (Germany) (a)(c)(e)		2,600,000		2,542,397
Deutsche Bank AG, 10.00% to 12/1/27 (Germany) (a)(c)(e)(f)	EUR	10,000,000		11,458,532
Farm Credit Bank of Texas, 9.601% (3 Month USD Term SOFR + 4.01%) (a)(g)(i)		7,000	†	700,000
Goldman Sachs Group, Inc., 3.65% to 8/10/26, Series U (a)(c)		3,284,000		2,994,372
Goldman Sachs Group, Inc., 7.50% to 2/10/29, Series W (a)(c)		17,139,000		17,779,553
Goldman Sachs Group, Inc., 7.50% to 5/10/29, Series X (a)(c)		26,008,000		26,356,056
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, Series 2 (United Kingdom) (a)(c)(g)		13,735,000		16,632,481
HSBC Holdings PLC, 6.00% to 5/22/27 (United Kingdom) (a)(b)(c)(e)		2,200,000		2,098,528
HSBC Holdings PLC, 8.00% to 3/7/28 (United Kingdom) (a)(b)(c)(e)		7,400,000		7,656,240
Huntington Bancshares, Inc., 4.45% to 10/15/27, Series G (a)(c)		1,820,000		1,617,088
Huntington Bancshares, Inc., 5.625% to 7/15/30, Series F (a)(c)		7,141,000		6,413,454
ING Groep NV, 4.875% to 5/16/29 (Netherlands) (a)(b)(c)(e)(f)		1,200,000		1,006,500
ING Groep NV, 5.75% to 11/16/26 (Netherlands) (a)(c)(e)		2,200,000		2,078,250

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS—(Continued)
April 30, 2024 (Unaudited)

	Principal Amount*		Value
ING Groep NV, 7.50% to 5/16/28 (Netherlands) (a)(b)(c)(e)(f)		5,000,000	$4,912,500
ING Groep NV, 8.00% to 5/16/30 (Netherlands) (a)(b)(c)(e)(f)		4,200,000	4,195,380
Intesa Sanpaolo SpA, 7.70% to 9/17/25 (Italy) (a)(c)(e)(g)		8,000,000	7,949,754
Intesa Sanpaolo SpA, 9.125% to 9/7/29 (Italy) (a)(c)(e)(f)	EUR	5,400,000	6,400,534
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X (a)(b)(c)		3,400,000	3,409,561
JPMorgan Chase & Co., 6.875% to 6/1/29, Series NN (a)(b)(c)		33,323,000	34,229,794
JPMorgan Chase & Co., 8.868% (3 Month USD Term SOFR + 3.562%), Series R (a)(b)(i)		2,331,000	2,331,000
JPMorgan Chase & Co., 9.348% (3 Month USD Term SOFR + 4.042%), Series S (a)(b)(i)		20,595,000	20,595,000
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom) (a)(c)(e)		5,800,000	5,755,911
Lloyds Banking Group PLC, 8.00% to 9/27/29 (United Kingdom) (a)(c)(e)		2,300,000	2,277,133
Lloyds Banking Group PLC, 8.50% to 9/27/27 (United Kingdom) (a)(c)(e)	GBP	2,000,000	2,524,141
Nationwide Building Society, 10.25% (United Kingdom)	GBP	11,560,000	19,247,696
NatWest Group PLC, 8.00% to 8/10/25 (United Kingdom) (a)(c)(e)		9,400,000	9,422,259
PNC Financial Services Group, Inc., 6.00% to 5/15/27, Series U (a)(b)(c)		4,081,000	3,935,700
PNC Financial Services Group, Inc., 6.20% to 9/15/27, Series V (a)(b)(c)		13,976,000	13,735,674
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W (a)(b)(c)		20,238,000	19,076,379
Regions Financial Corp., 5.75% to 6/15/25, Series D (a)(c)		10,429,000	10,248,140
Skandinaviska Enskilda Banken AB, 6.875% to 6/30/27 (Sweden) (a)(b)(c)(e)(f)		1,600,000	1,561,000
Societe Generale SA, 6.75% to 4/6/28 (France) (a)(c)(e)(g)		2,400,000	2,145,893

See accompanying notes to financial statements.

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April 30, 2024 (Unaudited)

	Principal Amount*		Value
Societe Generale SA, 7.875% to 1/18/29, Series EMTN (France) (a)(c)(e)(f)	EUR	2,900,000	$3,193,144
Societe Generale SA, 8.00% to 9/29/25 (France) (a)(c)(e)(g)		3,200,000	3,209,779
Societe Generale SA, 9.375% to 11/22/27 (France) (a)(c)(e)(g)		8,200,000	8,366,575
Societe Generale SA, 10.00% to 11/14/28 (France) (a)(c)(e)(g)		7,400,000	7,771,613
State Street Corp., 6.70% to 3/15/29, Series I (a)(c)		15,730,000	15,782,559
Stichting AK Rabobank Certificaten, 6.50% (Netherlands) (a)(f)	EUR	30,500,000	34,604,344
Swedbank AB, 7.625% to 3/17/28 (Sweden) (a)(b)(c)(e)(f)		1,800,000	1,768,001
Swedbank AB, 7.75% to 3/17/30 (Sweden) (a)(c)(e)(f)		4,200,000	4,126,706
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada) (b)(c)		13,775,000	14,199,311
Truist Financial Corp., 4.95% to 9/1/25, Series P (a)(b)(c)		8,735,000	8,509,985
Truist Financial Corp., 5.10% to 3/1/30, Series Q (a)(b)(c)		11,568,000	10,508,009
Truist Financial Corp., 5.125% to 12/15/27, Series M (a)(b)(c)		2,239,000	2,010,601
UBS Group AG, 6.875% to 8/7/25 (Switzerland) (a)(c)(e)(f)		10,100,000	9,950,439
UBS Group AG, 9.25% to 11/13/28 (Switzerland) (a)(c)(e)(g)		9,800,000	10,483,344
UBS Group AG, 9.25% to 11/13/33 (Switzerland) (a)(c)(e)(g)		12,600,000	13,859,836
U.S. Bancorp, 3.70% to 1/15/27, Series N (a)(b)(c)		5,452,000	4,705,509
U.S. Bancorp, 5.30% to 4/15/27, Series J (a)(b)(c)		6,162,000	5,791,390
Wells Fargo & Co., 3.90% to 3/15/26, Series BB (a)(c)		28,835,000	27,367,675
Wells Fargo & Co., 5.90% to 6/15/24, Series S (a)(c)		16,000	15,972
Wells Fargo & Co., 7.625% to 9/15/28 (a)(c)		36,756,000	38,525,140

			866,305,123

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS—(Continued)
April 30, 2024 (Unaudited)

		Principal Amount*		Value
C ONSUMER D ISCRETIONARY P RODUCTS	0.2%
Volkswagen International Finance NV, 7.50% to 9/6/28, Series PNC5 (Germany) (a)(b)(c)(f)		EUR	1,900,000	$2,186,621

E NERGY	2.2%
BP Capital Markets PLC, 3.625% to 3/22/29 (a)(b)(c)(f)		EUR	8,000,000	8,132,965
BP Capital Markets PLC, 4.875% to 3/22/30 (a)(b)(c)			5,492,000	5,146,940
BP Capital Markets PLC, 6.45% to 12/1/33 (a)(b)(c)			10,950,000	11,074,620

				24,354,525

F INANCIAL S ERVICES	2.7%
American Express Co., 3.55% to 9/15/26, Series D (a)(c)			3,381,000	3,093,231
Apollo Management Holdings LP, 4.95% to 12/17/24, due 1/14/50 (b)(c)(g)			5,000,000	4,804,525
ARES Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51 (b)(c)(g)			3,950,000	3,649,631
Discover Financial Services, 5.50% to 10/30/27, Series C (a)(c)			6,776,000	5,695,258
Discover Financial Services, 6.125% to 6/23/25, Series D (a)(c)			8,394,000	8,414,543
ILFC E-Capital Trust II, 7.395% (3 Month USD Term SOFR + 2.062%), due 12/21/65 (TruPS) (g)(i)			5,352,000	4,330,726

				29,987,914

I NSURANCE	14.5%
Argentum Netherlands BV for Swiss Re Ltd., 5.625% to 8/15/27, due 8/15/52 (Switzerland) (b)(c)(f)			10,900,000	10,699,712
Argentum Netherlands BV for Swiss Re Ltd., 5.75% to 8/15/25, due 8/15/50 (Netherlands) (b)(c)(f)			6,350,000	6,271,044
Athora Netherlands NV, 7.00% to 6/19/25 (Netherlands) (a)(c)(e)(f)		EUR	5,030,000	5,337,475
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52 (b)(c)			7,175,000	7,105,286
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42 (b)(c)			5,970,000	5,665,083
Enstar Finance LLC, 5.75% to 9/1/25, due 9/1/40 (b)(c)			6,300,000	6,157,586
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51 (c)(g)			7,910,000	6,992,869

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS—(Continued)
April 30, 2024 (Unaudited)

	Principal Amount*	Value
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom) (b)(c)(f)	7,100,000	$6,321,968
Liberty Mutual Group, Inc., 4.125% to 9/15/26, due 12/15/51 (c)(g)	2,023,000	1,846,200
Lincoln National Corp., 9.25% to 12/1/27, Series C (a)(c)	14,850,000	15,860,468
Markel Group, Inc., 6.00% to 6/1/25 (a)(c)	3,007,000	2,987,417
MetLife Capital Trust IV, 7.875%, due 12/15/37 (TruPS) (b)(g)	7,800,000	8,271,229
MetLife, Inc., 9.25%, due 4/8/38 (b)(g)	5,500,000	6,333,630
Nippon Life Insurance Co., 5.95% to 4/16/34, due 4/16/54 (Japan) (b)(c)(g)	9,200,000	8,951,336
Phoenix Group Holdings PLC, 5.625% to 1/29/25 (United Kingdom) (a)(c)(e)(f)	3,000,000	2,921,220
Prudential Financial, Inc., 6.00% to 6/1/32, due 9/1/52 (b)(c)	7,936,000	7,686,581
Prudential Financial, Inc., 6.50% to 12/15/33, due 3/15/54 (b)(c)	9,405,000	9,289,826
Prudential Financial, Inc., 6.75% to 12/1/32, due 3/1/53 (b)(c)	5,785,000	5,910,297
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom) (a)(c)(e)(f)	5,200,000	4,442,214
SBL Holdings, Inc., 6.50% to 11/13/26 (a)(c)(g)	6,190,000	4,859,006
SBL Holdings, Inc., 7.00% to 5/13/25 (a)(c)(g)	5,013,000	4,231,941
Sumitomo Life Insurance Co., 5.875% to 1/18/34 (Japan) (a)(b)(c)(g)	11,400,000	10,946,049
Voya Financial, Inc., 7.758% to 9/15/28, Series A (a)(c)	9,575,000	9,755,671
Zurich Finance Ireland Designated Activity Co., 3.00% to 1/19/31, due 4/19/51, Series EMTN (Switzerland) (b)(c)(f)	4,600,000	3,740,518

		162,584,626

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS—(Continued)
April 30, 2024 (Unaudited)

		Principal Amount*	Value
P IPELINES	9.4%
Enbridge, Inc., 5.50% to 7/15/27, due 7/15/77, Series 2017-A (Canada) (c)		1,900,000	$1,753,640
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada) (c)		4,772,000	4,377,692
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada) (c)		2,421,000	2,294,438
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada) (c)		8,605,000	8,044,651
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada )(c)		3,512,000	3,452,391
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83 (Canada) (c)		10,208,000	10,188,645
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5 (Canada) (c)		15,005,000	15,395,160
Enbridge, Inc., 8.50% to 10/15/33, due 1/15/84 (Canada) (c)		13,710,000	14,498,983
Energy Transfer LP, 6.50% to 11/15/26, Series H (a) (c)		5,355,000	5,209,600
Energy Transfer LP, 6.625% to 2/15/28, Series B (a)(c)		573,000	528,491
Energy Transfer LP, 7.125% to 5/15/30, Series G (a)(c)		9,896,000	9,526,034
Energy Transfer LP, 8.00% to 2/15/29, due 5/15/54 (c)		5,230,000	5,390,263
Enterprise Products Operating LLC, 8.38% (3 Month USD Term SOFR + 3.039%), due 6/1/67 (b)(i)		1,500,000	1,477,290
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada) (c)		7,972,000	7,219,943
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada) (c)		16,505,000	14,456,269
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada) (c)		1,219,000	1,171,644

			104,985,134

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS—(Continued)
April 30, 2024 (Unaudited)

		Principal Amount*		Value
R EAL E STATE	1.9%
Scentre Group Trust 2, 5.125% to 6/24/30, due 9/24/80 (Australia) (b)(c)(g)			9,600,000	$8,766,279
Unibail - Rodamco-Westfield SE, 7.25% to 7/3/28 (France) (a)(c)(f)		EUR	11,100,000	12,396,075

				21,162,354

R ETAIL & W HOLESALE —S TAPLES	0.3%
Land O’ Lakes, Inc., 7.00% (a)(g)			3,600,000	2,799,000
Land O’ Lakes, Inc., 7.25% (a)(g)			1,600,000	1,288,000

				4,087,000

T ELECOMMUNICATIONS	0.7%
Vodafone Group PLC, 7.00% to 1/4/29, due 4/4/79 (United Kingdom) (c)			2,875,000	2,921,506
Vodafone Group PLC, 8.00% to 5/30/31, due 8/30/86, Series EMTN (United Kingdom) (c)(f)		GBP	3,500,000	4,665,558

				7,587,064

U TILITIES	14.1%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada) (c)			14,372,000	12,479,062
APA Infrastructure Ltd., 7.125% to 11/9/28, due 11/9/83, Series EMTN (Australia) (c)(f)		EUR	5,200,000	5,927,499
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50 (c)			2,000,000	1,808,904
Dominion Energy, Inc., 4.35% to 1/15/27, Series C (a)(c)			16,640,000	15,319,461
Edison International, 5.00% to 12/15/26, Series B (a)(c)			3,459,000	3,259,085
Edison International, 7.875% to 3/15/29, due 6/15/54 (c)			5,020,000	5,113,954
Electricite de France SA, 5.375% to 1/29/25, Series EMTN (France) (a)(b)(c)(f)		EUR	6,000,000	6,408,454
Electricite de France SA, 6.00% to 1/29/26, Series EMTN (France) (a)(b)(c)(f)		GBP	13,400,000	16,390,340
Electricite de France SA, 7.50% to 9/6/28, Series EMTN (France) (a)(b)(c)(f)		EUR	4,400,000	5,132,264
Electricite de France SA, 9.125% to 3/15/33 (France) (a)(b)(c)(g)			4,600,000	5,006,424

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS—(Continued)
April 30, 2024 (Unaudited)

		Principal Amount*		Value
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada) (b)(c)			17,966,000	$17,828,526
Enel SpA, 6.625% to 4/16/31, Series EMTN (Italy) (a)(c)(f)		EUR	4,600,000	5,311,194
NextEra Energy Capital Holdings, Inc., 3.80% to 3/15/27, due 3/15/82 (b)(c)			1,250,000	1,137,041
NextEra Energy Capital Holdings, Inc., 6.70% to 6/1/29, due 9/1/54 (b)(c)			12,720,000	12,606,811
Sempra, 4.125% to 1/1/27, due 4/1/52 (b)(c)			10,653,000	9,686,436
Sempra, 4.875% to 10/15/25 (a)(c)			10,985,000	10,714,809
Sempra, 6.875% to 7/1/29, due 10/1/54 (b)(c)			12,190,000	12,067,062
Southern California Edison Co., 9.767% (3 Month USD Term SOFR + 4.461%), Series E (a)(i)			12,175,000	12,231,867

				158,429,193

T OTAL P REFERRED S ECURITIES —O VER - THE -C OUNTER (Identified cost—$1,404,928,968)				1,381,669,554

		Shares
S HORT -T ERM I NVESTMENTS	0.2%
M ONEY M ARKET F UNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.24% (j)			1,163,519	1,163,519
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.25% (j)			1,164,000	1,164,000

T OTAL S HORT -T ERM I NVESTMENTS (Identified cost—$2,327,519)				2,327,519

T OTAL I NVESTMENTS IN S ECURITIES (Identified cost—$1,737,605,251)	150.6%			1,687,013,805
L IABILITIES IN E XCESS OF O THER A SSETS	(50.6)			(566,830,774)

N ET A SSETS (Equivalent to $20.27 per share based on 55,273,457 shares of common stock outstanding)	100.0%			$1,120,183,031

See accompanying notes to financial statements.

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April 30, 2024 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts

	Notional Amount	Fixed Rate Payable	Fixed Payment Frequency	Floating Rate Receivable (resets monthly)	Floating Payment Frequency	Maturity Date	Value	Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
	$125,000,000	0.270%	Monthly	5.434% (k)	Monthly	12/20/24	$4,223,629	$10,068	$4,233,697
	35,000,000	0.249%	Monthly	5.434% (k)	Monthly	12/20/24	1,187,403	2,615	1,190,018
	125,000,000	0.360%	Monthly	5.434% (k)	Monthly	12/20/25	9,586,241	18,697	9,604,938
	35,000,000	0.349%	Monthly	5.434% (k)	Monthly	12/20/25	2,690,297	4,334	2,694,631
	160,000,000	0.464%	Monthly	5.434% (k)	Monthly	12/20/26	17,711,441	28,363	17,739,804
	70,000,000	0.930%	Monthly	5.434% (k)	Monthly	9/15/27	8,465,294	12,856	8,478,150
GBP	28,000,000	0.900%	Monthly	5.200% (l)	Monthly	9/15/27	3,853,447	—	3,853,447

							$47,717,752	$76,933	$47,794,685

Over-the-Counter
Total Return Swap Contracts

Counterparty		Notional Amount	Fixed Payable Rate	Fixed Payment Frequency	Underlying Reference Entity	Position	Maturity Date	Value	Premiums Paid	Unrealized Appreciation (Depreciation)
BNP Paribas		$15,033,251	0.25%	Monthly	BNPXCHY5 Index (m)	Short	5/15/24	$(46,517)	$—	$(46,517)
BNP Paribas	EUR	13,779,417	0.30%	Monthly	BNPXCEX5 Index (n)	Short	5/15/24	(53,869)	—	(53,869)

								$(100,386)	$—	$(100,386)

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	CAD	8,506,000	USD	6,287,142	5/2/24	$108,274
Brown Brothers Harriman	EUR	149,167,080	USD	161,292,872	5/2/24	2,101,682
Brown Brothers Harriman	GBP	12,411,535	USD	15,681,912	5/2/24	173,077
Brown Brothers Harriman	USD	6,188,387	CAD	8,506,000	5/2/24	(9,520)
Brown Brothers Harriman	USD	159,361,158	EUR	149,167,080	5/2/24	(169,968)
Brown Brothers Harriman	USD	15,532,788	GBP	12,411,535	5/2/24	(23,952)
Brown Brothers Harriman	CAD	8,622,000	USD	6,275,749	6/4/24	9,459
Brown Brothers Harriman	EUR	151,560,092	USD	162,118,829	6/4/24	167,016
Brown Brothers Harriman	GBP	12,476,049	USD	15,615,023	6/4/24	22,956

						$2,379,024

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS—(Continued)
April 30, 2024 (Unaudited)

Glossary of Portfolio Abbreviations

CAD	Canada Dollar
EMTN	Euro Medium Term Note
EUR	Euro Currency
GBP	British Pound
OIS	Overnight Indexed Swap
SOFR	Secured Overnight Financing Rate
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.
*	Amount denominated in U.S. dollars unless otherwise indicated.
†	Represents shares.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $531,905,999 in aggregate has been pledged as collateral.
(c)	Security converts to floating rate after the indicated fixed–rate coupon period.
(d)	Non–income producing security.
(e)
Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $306,532,617 which represents 27.4% of the net assets of the Fund (17.8% of the managed assets of the Fund).

(f)
Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $253,983,185 which represents 22.7% of the net assets of the Fund, of which 0.0% are illiquid.

(g)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $208,008,459 which represents 18.6% of the net assets of the Fund, of which 0.0% are illiquid.

(h)	Security is in default.
(i)	Variable rate. Rate shown is in effect at April 30, 2024.
(j)	Rate quoted represents the annualized seven–day yield.
(k)	Based on USD-SOFR-OIS. Represents rates in effect at April 30, 2024.
(l)	Based on 1–Month GBP SONIA. Represents rates in effect at April 30, 2024.

See accompanying notes to financial statements.

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SCHEDULE OF INVESTMENTS—(Continued)
April 30, 2024 (Unaudited)

(m)	The index intends to track the performance of the CDX.NA HY. The two constituent investments held within the index at April 30, 2024 were as follows:

Investment	Receive	Frequency	Payment	Frequency	Maturity Date	Total Weight	3/31/24 Price	3/31/24 Value
Credit Default Swaps (CDS)—MARKIT CDX.NA.HY.42 Index	5.00% per annum	Quarterly	Performance of CDS	Semiannually	12/20/28	100.30%	$106.06	$15,123,542
Cash	—	—	—	—	—	(0.30)	—	(45,235)

(n)	The index intends to track the performance of the iTraxx Crossover CDS. The two constituent investments held within the index at April 30, 2024 were as follows:

Investment	Receive	Frequency	Payment	Frequency	Maturity Date	Total Weight	3/31/24 Price	3/31/24 Value
Credit Default Swaps (CDS)—MARKIT ITRX EUR XOVER Index	5.00% per annum	Quarterly	Performance of CDS	Semiannually	12/20/28	100.83%	EUR 327.50	$14,880,041
Cash		—	—	—	—	(0.83)	—	(122,488)

Country Summary	% of Managed Assets

United States	59.0
Canada	9.4
France	7.8
United Kingdom	6.7
Netherlands	3.6
Switzerland	2.9
Spain	2.4
Germany	1.2
Japan	1.2
Italy	1.1
Ireland	0.9
Australia	0.9
Other (includes short-term investments)	2.9

100.0

See accompanying notes to financial statements.

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STATEMENT OF ASSETS AND LIABILITIES
April 30, 2024 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$1,737,605,251)	$1,687,013,805
Cash	111,201
Cash collateral pledged for interest rate swap contracts	7,304,683
Foreign currency, at value (Identified cost—$1,534,181)	1,533,206
Receivable for:
Dividends and interest	20,786,380
Investment securities sold	9,539,287
Variation margin on interest rate swap contracts	727,908
Unrealized appreciation on forward foreign currency exchange contracts	2,582,464
Other assets	92,299

Total Assets	1,729,691,233

LIABILITIES:
Total return swap contracts, at value	100,386
Unrealized depreciation on forward foreign currency exchange contracts	203,440
Payable for:
Credit agreement (See Note 7)	601,235,155
Interest expense	3,009,887
Investment securities purchased	2,093,473
Investment management fees	1,559,053
Dividends and distributions declared	1,001,660
Administration fees	93,543
Trustees’ fees	3,246
Other liabilities	208,359

Total Liabilities	609,508,202

NET ASSETS applicable to 55,273,457 shares of $0.001 par value of common stock outstanding	$1,120,183,031

NET ASSETS consist of:
Paid-in capital	$1,358,462,941
Total distributable earnings/(accumulated loss)	(238,279,910)

$1,120,183,031

NET ASSET VALUE PER SHARE:
($1,120,183,031 ÷ 55,273,457 shares outstanding)	$20.27

MARKET PRICE PER SHARE	$18.55

MARKET PRICE PREMIUM (DISCOUNT) TO NET ASSET VALUE PER SHARE	(8.49)%

See accompanying notes to financial statements.

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STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2024 (Unaudited)

Investment Income:
Interest income	$39,277,147
Dividend income (net of $30,816 of foreign withholding tax)	11,807,043

Total Investment Income	51,084,190

Expenses:
Interest expense	18,382,578
Investment management fees	8,482,265
Administration fees	580,336
Professional fees	54,601
Shareholder reporting expenses	47,266
Trustees’ fees and expenses	24,647
Custodian fees and expenses	20,504
Transfer agent fees and expenses	9,605
Miscellaneous	7,373

Total Expenses	27,609,175

Net Investment Income (Loss)	23,475,015

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in securities	(26,492,160)
Interest rate swap contracts	14,998,447
Total return swap contracts	(2,034,007)
Forward foreign currency exchange contracts	(636,073)
Foreign currency transactions	(69,387)

Net realized gain (loss)	(14,233,180)

Net change in unrealized appreciation (depreciation) on:
Investments in securities	148,627,402
Interest rate swap contracts	(10,773,114)
Total return swap contracts	(206,244)
Forward foreign currency exchange contracts	2,129,251
Foreign currency translations	(1,073,936)

Net change in unrealized appreciation (depreciation)	138,703,359

Net Realized and Unrealized Gain (Loss)	124,470,179

Net Increase (Decrease) in Net Assets Resulting from Operations	$147,945,194

See accompanying notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended April 30, 2024	For the Year Ended October 31, 2023
Change in Net Assets:
From Operations:
Net investment income (loss)	$23,475,015	$43,545,877
Net realized gain (loss)	(14,233,180)	(92,417,891)
Net change in unrealized appreciation (depreciation)	138,703,359	45,262,342

Net increase (decrease) in net assets resulting from operations	147,945,194	(3,609,672)

Distributions to shareholders	(44,439,859)	(81,766,289)
Tax return of capital to shareholders	—	(6,671,242)

Total distributions	(44,439,859)	(88,437,531)

Total increase (decrease) in net assets	103,505,335	(92,047,203)
Net Assets:
Beginning of period	1,016,677,696	1,108,724,899

End of period	$1,120,183,031	$1,016,677,696

See accompanying notes to financial statements.

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STATEMENT OF CASH FLOWS
For the Six Months Ended April 30, 2024 (Unaudited)

Increase (Decrease) in Cash:
Cash Flows from Operating Activities:
Net increase (decrease) in net assets resulting from operations	$147,945,194
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:
Purchases of long-term investments	(546,358,770)
Proceeds from sales and maturities of long-term investments	505,333,245
Net purchases, sales and maturities of short-term investments	55,901,345
Net amortization of premium on investments in securities	4,652,883
Net increase in dividends and interest receivable and other assets	(1,449,151)
Net decrease in payable for collateral on option contracts	(270,000)
Net increase in interest expense payable, accrued expenses and other liabilities	7,668
Net decrease in payable for variation margin on interest rate swap contracts	(475,475)
Net change in unrealized appreciation on investments in securities	(148,627,402)
Net change in unrealized depreciation on total return swap contracts	206,244
Net change in unrealized appreciation on forward foreign currency exchange contracts	(2,129,251)
Net realized loss on investments in securities	26,492,160

Cash provided by operating activities	41,228,690

Cash Flows from Financing Activities:
Net increase in payable for revolving credit agreement*	1,125,327
Dividends and distributions paid	(44,461,611)

Cash used for financing activities	(43,336,284)

Increase (decrease) in cash and restricted cash	(2,107,594)
Cash and restricted cash at beginning of period (including foreign currency)	11,056,684

Cash and restricted cash at end of period (including foreign currency)	$8,949,090

Supplemental Disclosure of Cash Flow Information:
For the six months ended April 30, 2024, interest paid was $18,526,797.
The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sums to the total of such amounts shown on the Statement of Cash Flows.

Cash	$111,201
Restricted cash	7,304,683
Foreign currency	1,533,206

Total cash and restricted cash shown on the Statement of Cash Flows	$8,949,090

Restricted cash consists of cash that has been pledged to cover the Fund’s collateral or margin obligations under derivative contracts. It is reported on the Statement of Assets and Liabilities as cash collateral pledged for interest rate swap contracts.

*	Amount represents mark-to-market increase on GBP portion of the credit agreement.

See accompanying notes to financial statements.

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FINANCIAL HIGHLIGHTS (Unaudited)
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

	For the Six Months Ended April 30, 2024		For the Year Ended October 31,			For the Period October 28, 2020 (a) through October 31, 2020
Per Share Operating Data:			2023	2022	2021
Net asset value, beginning of period	$18.39		$20.06	$25.93	$24.99	$25.00

Income (loss) from investment operations:

Net investment income (loss) (b)	0.42		0.79	1.04	1.02	(0.01)
Net realized and unrealized gain (loss)	2.26		(0.86)	(5.20)	1.35	(0.00	) (c)

Total from investment operations	2.68		(0.07)	(4.16)	2.37	(0.01)

Less dividends and distributions to shareholders from:

Net investment income	(0.80)		(1.48)	(1.51)	(1.42)	—
Net realized gain	—		—	(0.11)	(0.01)	—
Tax return of capital	—		(0.12)	(0.09)	—	—

Total dividends and distributions to shareholders	(0.80)		(1.60)	(1.71)	(1.43)	—

Net increase (decrease) in net asset value	1.88		(1.67)	(5.87)	0.94	(0.01)

Net asset value, end of period	$20.27		$18.39	$20.06	$25.93	$24.99

Market value, end of period	$18.55		$16.81	$17.59	$24.97	$25.00

Total net asset value return (d)	15.00	% (e)	0.15%	-16.09%	9.77%	-0.04	% (e)

Total market value return (d)	15.13	% (e)	4.40%	-23.59%	5.66%	0.00	% (e)

See accompanying notes to financial statements.

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FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	For the Six Months Ended April 30, 2024		For the Year Ended October 31,			For the Period October 28, 2020 (a) through October 31, 2020
Ratios/Supplemental Data:			2023	2022	2021
Net assets, end of period (in millions)	$1,120.2		$1,016.7	$1,108.7	$1,433.5	$1,249.6

Ratios to average daily net assets:
Expenses	5.03	% (f)	4.99%	2.71%	2.01%	1.24	% (g)

Expenses (excluding interest expense)	1.68	% (f)	1.73%	1.67%	1.61%	1.24	% (g)

Net investment income (loss)	4.28	% (f)	4.02%	4.52%	3.97%	(1.22	)% (g)

Ratio of expenses to average daily managed assets (h)	3.25	% (f)	3.15%	1.75%	1.40%	1.24	% (g)

Portfolio turnover rate	31	% (e)	35%	41%	47%	0	% (e)

Revolving Credit Agreement

Asset coverage ratio for revolving credit agreement	286%		269%	262%	308%	NA

Asset coverage per $1,000 for revolving credit agreement	$ 2,863		$ 2,694	$ 2,624	$ 3,077	$ NA

Amount of loan outstanding (in millions)	$ 601.2		$ 600.1	$ 682.8	$ 690.2	$ NA

(a)	Commencement of investment operations.
(b)	Calculation based on average shares outstanding.
(c)	Amount is less than $0.005.
(d)
Total net asset value return measures the change in net asset value per share over the period indicated. Total market value return is computed based upon the Fund’s market price per share and excludes the effects of brokerage commissions. Dividends and distributions are assumed, for purposes of these calculations, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(e)	Not annualized.
(f)	Annualized.
(g)	Ratios for periods less than one year are annualized. Certain professional, shareholder reporting and non–recurring expenses incurred by the Fund are not annualized for periods less than one year.
(h)	Average daily managed assets represent net assets plus the outstanding balance of the credit agreement.

See accompanying notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)
Note 1. Organization and Significant Accounting Policies
Cohen & Steers
Tax-Advantaged
Preferred Securities and Income Fund, a Maryland statutory trust (the Fund), was organized on November 14, 2019, and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified,
closed-end
management statutory trust. On October 17, 2023, the Fund’s diversification status under the 1940 Act changed from a non-diversified
fund to a diversified fund. The Fund’s primary investment objective is high current income. The Fund’s secondary investment objective is capital appreciation. Investment operations commenced on October 28, 2020.
The Fund has a limited term and intends to terminate as of the first business day following the twelfth anniversary of the effective date of the Fund’s initial registration statement, which the Fund expects to occur on or about October 27, 2032 (the Dissolution Date); provided that the Fund’s Board of Trustees may, by a vote of the majority of the Board of Trustees and seventy-five percent (75%) of the members of the Board of Trustees of who either (i) have been a member of the Board of Trustees for a period of at least thirty-six
months (or since the commencement of the Fund’s operations, if less than thirty-six
months) or (ii) were nominated to serve as a member of the Board of Trustees by a majority of the Continuing Trustees then members of the Board of Trustees (a Board Action Vote), without shareholder approval, extend the Dissolution Date (i) once for up to one year, and (ii) once for up to an additional one year, to a date up to and including two years after the initial Dissolution Date, which later date shall then become the Dissolution Date.
As of a date within twelve months preceding the Dissolution Date, the Board of Trustees may, by a Board Action Vote, cause the Fund to conduct a tender offer to common shareholders to purchase 100% of the then outstanding common shares of the Fund at a price equal to the net asset value (NAV) per common share on the expiration date of the tender offer (an Eligible Tender Offer). In an Eligible Tender Offer, the Fund will offer to purchase all common shares held by each common shareholder; provided that if the number of properly tendered common shares would result in the Fund having aggregate net assets below $200 million (the Dissolution Threshold), the Eligible Tender Offer will be canceled, no common shares will be repurchased pursuant to the Eligible Tender Offer, and the Fund will terminate as otherwise scheduled. Following the completion of an Eligible Tender Offer, the Board of Trustees may, by a Board Action Vote, eliminate the Dissolution Date without shareholder approval and cause the Fund to have a perpetual existence.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (ASC) Topic 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Portfolio Valuation:
Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange or clearinghouse. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued based upon prices provided by a third-party pricing service. Over-the-counter
(OTC) option and total return swap contracts are valued based upon prices provided by a third-party pricing service or counterparty.
Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain
non-U.S.
equity holdings may be fair valued pursuant to procedures established by the Board of Trustees.
Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by the investment manager to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Trustees, to reflect the fair value of such securities.
Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Trustees, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.
Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end
mutual funds are valued at NAV.
The Board of Trustees has designated the investment advisor as the Fund’s “Valuation Designee” under Rule
2a-5
under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Trustees. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Trustees. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.
The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Preferred Securities—Exchange-Traded	$303,016,732	$—	$—	$303,016,732
Preferred Securities—Over-the-Counter	—	1,381,669,554	—	1,381,669,554
Short-Term Investments	—	2,327,519	—	2,327,519

Total Investments in Securities (a)	$303,016,732	$1,383,997,073	$—	$1,687,013,805

Forward Foreign Currency Exchange Contracts	$—	$2,582,464	$—	$2,582,464
Interest Rate Swap Contracts	—	47,794,685	—	47,794,685

Total Derivative Assets (a)	$—	$50,377,149	$—	$50,377,149

Forward Foreign Currency Exchange Contracts	$—	$(203,440)	$—	$(203,440)
Total Return Swap Contracts	—	(100,386)	—	(100,386)

Total Derivative Liabilities (a)	$—	$(303,826)	$—	$(303,826)

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.
Security Transactions and Investment Income:
Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, which includes the amortization of premiums and accretion of discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend
date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend
date. Distributions from real estate investment trusts (REITs) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management’s estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may differ from the estimated amounts.
Cash:
For the purposes of the Statement of Cash Flows, the Fund defines cash as cash, including foreign currency and restricted cash.
Foreign Currency Translation
: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of

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investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign currency transaction gains or losses arise from sales of foreign currencies, (excluding gains and losses on forward foreign currency exchange contracts, which are presented separately, if any), currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.
Forward Foreign Currency Exchange Contracts
: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its
non-U.S.
dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.
Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.
Over-the-Counter
Total Return Swap Contracts:
In a total return swap, one party receives a periodic payment equal to the total return of a specified security, basket of securities, index, or other reference asset for a specified period of time. In return, the other party receives a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the value of the swap are recorded as unrealized appreciation and depreciation. Periodic payments received or made are recorded as realized gains or losses in the Statement of Operations. The Fund bears the risk of loss in the event of nonperformance by the swap counterparty. Risks may also arise from unanticipated movements in the value of exchange rates, interest rates, securities, index, or other reference asset.

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Centrally Cleared Interest Rate Swap Contracts
: The Fund uses interest rate swaps in connection with borrowing under its revolving credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s shares as a result of the floating rate structure of interest owed pursuant to the revolving credit agreement. When entering into interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that was intended to approximate the Fund’s variable rate payment obligation on the revolving credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market
daily and changes in the value are recorded as unrealized appreciation (depreciation).
Immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts in the Statement of Assets and Liabilities. Any upfront payments paid or received upon entering into a swap agreement would be recorded as assets or liabilities, respectively, in the Statement of Assets and Liabilities, and amortized or accreted over the life of the swap and recorded as realized gain (loss) in the Statement of Operations. Payments received from or paid to the counterparty during the term of the swap agreement, or at termination, are recorded as realized gain (loss) in the Statement of Operations.
Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.
Dividends and Distributions to Shareholders
: The Fund makes regular monthly distributions pursuant to the Policy. Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are typically declared quarterly and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend
date and are automatically reinvested in full and fractional shares of the Fund in accordance with the Fund’s Reinvestment Plan, unless the shareholder has elected to have them paid in cash. Dividends from net investment income are subject to recharacterization for tax purposes.

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Distributions Subsequent to April 30, 2024
: The following distributions have been declared by the Fund’s Board of Trustees and are payable subsequent to the period end of this report.

Ex-Date	Record Date	Payable Date	Amount
5/14/24	5/15/24	5/31/24	$0.134
6/11/24	6/11/24	6/28/24	$0.134
7/16/24	7/16/24	7/31/24	$0.134
8/13/24	8/13/24	8/30/24	$0.134
9/10/24	9/10/24	9/30/24	$0.134
Income Taxes
:
It is the policy of the Fund to continue to qualify as a regulated investment company (RIC), if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains. Accordingly, no provision for federal income or excise tax is necessary. Dividends and interest income from holdings in
non-U.S.
securities are recorded net of
non-U.S.
taxes paid. Management has analyzed the Fund’s tax positions taken on federal and applicable state income tax returns as well as its tax positions in
non-U.S.
jurisdictions in which it trades for the current tax year and has concluded that as of April 30, 2024, no additional provisions for income tax are required in the Fund’s financial statements. The Fund’s tax positions for the current tax year for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.
Note 2. Investment Management Fees, Administration Fees and Other Transactions with Affiliates
Investment Management Fees
: Cohen & Steers Capital Management, Inc. serves as the Fund’s investment manager pursuant to an investment management agreement (the investment management agreement). Under the terms of the investment management agreement, the investment manager provides the Fund with day-to-day
investment decisions and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Trustees.
For the services provided to the Fund, the investment manager receives a fee, accrued daily and paid monthly, at the annual rate of 1.00% of the average daily managed assets of the Fund. Managed assets are equal to the Fund’s net assets, plus the principal amount of loans from financial institutions or debt securities issued by the Fund, the liquidation preference of preferred shares issued by the Fund, if any, and the proceeds of any reverse repurchase agreements entered into by the Fund, if any.
Administration Fees
: The Fund has entered into an administration agreement with the investment manager under which the investment manager performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.06% of the average daily managed assets of the Fund. For the six months ended April 30, 2024, the Fund incurred $508,936 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator
under a fund accounting and administration agreement.
Trustees’ and Officers’ Fees:
Certain trustees and officers of the Fund are also directors, officers and/or employees of the investment manager. The Fund does not pay compensation to trustees and

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officers affiliated with the investment manager except for the Chief Compliance Officer, who received compensation from the investment manager, which was reimbursed by the Fund, in the amount of $5,581 for the six months ended April 30, 2024.
Note 3. Purchases and Sales of Securities
Purchases and sales of securities, excluding short-term investments, for the six months ended April 30, 2024, totaled $545,913,793 and $510,981,423, respectively.
Note 4. Derivative Investments
The following tables present the value of derivatives held at April 30, 2024 and the effect of derivatives held during the six months ended April 30, 2024, along with the respective location in the financial statements.
Statement of Assets and Liabilities

	Assets			Liabilities
Derivatives	Location	Fair Value		Location	Fair Value
Credit Risk:
Total Return Swap Contracts—Over-the-Counter	—	$—		Total return swap contracts, at value	$100,386

Foreign Currency Exchange Risk:
Forward Foreign Currency Exchange Contracts (a)	Unrealized appreciation	2,582,464		Unrealized depreciation	203,440

Interest Rate Risk:
Interest Rate Swap Contracts (b)	Receivable for variation margin on interest rate swap contracts	47,794,685	(c)	—	—

(a)	Forward foreign currency exchange contracts executed with Brown Brothers Harriman are not subject to a master netting agreement or another similar arrangement.
(b)	Not subject to a master netting agreement or another similar arrangement.
(c)
Amount represents the cumulative net appreciation (depreciation) on interest rate swap contracts as reported on the Schedule of Investments. The Statement of Assets and Liabilities only reflects the current day variation margin receivable from the broker.

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Statement of Operations

Derivatives	Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Credit Risk:
Total Return Swap Contracts	Net Realized and Unrealized Gain (Loss)	$(2,034,007)	$(206,244)

Foreign Currency Exchange Risk:
Forward Foreign Currency Exchange Contracts	Net Realized and Unrealized Gain (Loss)	(636,073)	2,129,251

Interest Rate Risk:
Interest Rate Swap Contracts	Net Realized and Unrealized Gain (Loss)	14,998,447	(10,773,114)
At April 30, 2024, the Fund’s derivative assets and liabilities (by type), which are subject to a master netting agreement, are as follows:

Derivative Financial Instruments	Assets	Liabilities
Credit Risk:
Total Return Swap Contracts—Over-the-Counter	$—	$100,386
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under a master netting agreement and net of the related collateral received and pledged by the Fund, if any, as of April 30, 2024:

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged (a)	Net Amount of Derivative Liabilities (b)
BNP Paribas	$100,386	$—	$—	$100,386

(a)	Collateral received or pledged is limited to the net derivative asset or net derivative liability amounts. Actual collateral amounts received or pledged may be higher than amounts above.
(b)	Net amount represents the net receivable from the counterparty or net payable due to the counterparty in the event of default.

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The following summarizes the monthly average volume of the Fund’s interest rate swap contracts, total return swap contracts and forward foreign currency exchange contracts activity for the six months ended April 30, 2024:

	Interest Rate Swap Contracts	Total Return Swap Contracts	Forward Foreign Currency Exchange Contracts
Average Notional Amount (a)	$585,175,394	$29,349,283	$163,554,560

(a)
Average notional amounts represent the average for all months in which the Fund had interest rate swap contracts, total return swap contracts and forward foreign currency exchange contracts outstanding at month-end.
For the period, this represents six months for interest rate swap contracts, six months for total return swap contracts and six months for forward foreign currency exchange contracts.

Note 5. Income Tax Information
As of April 30, 2024, the federal tax cost and net unrealized appreciation (depreciation) in value of investments held were as follows:

Cost of investments in securities for federal income tax purposes	$1,737,605,251

Gross unrealized appreciation on investments	$75,019,169
Gross unrealized depreciation on investments	(75,537,292)

Net unrealized appreciation (depreciation) on investments	$(518,123)

As of October 31, 2023, the Fund has a net capital loss carryforward of $183,357,556 which may be used to offset future capital gains. These losses are a short-term capital loss carryforward of $19,572,851 and long-term capital loss carryforward of $163,784,705, which under current federal income tax rules, may offset capital gains recognized in any future period.
Note 6. Capital Stock
The Fund is authorized to issue an unlimited number of shares of beneficial interest at a par value of $0.001 per share.
The Fund did not issue any shares of common stock for the reinvestment of dividends during each of the six months ended April 30, 2024 and the year ended October 31, 2023.
On December 12, 2023, the Board of Trustees approved the continuation of the delegation of its authority to management to effect repurchases, pursuant to management’s discretion and subject to market conditions and investment considerations, of up to 10% of the Fund’s common shares outstanding (Share Repurchase Program) as of January 1, 2024 through December 31, 2024.

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During the six months ended April 30, 2024 and the year ended October 31, 2023, the Fund did not effect any repurchases.
Note 7. Borrowings
The Fund has entered into a $650,000,000 revolving credit agreement (the credit agreement) with State Street Bank and Trust Company (State Street) whereby funds may be drawn in U.S. dollars, Euros and Great British Pounds (GBP), subject to certain limitations. Borrowings under the credit agreement, which are secured by certain assets of the Fund, bear interest based on currency-specific variable rates plus a margin. The Fund pays a monthly financing charge which is calculated based on the utilized portion of the credit agreement and a Secured Overnight Financing Rate (SOFR)-based rate. The Fund also pays a fee of 0.15% per annum for each day in which the aggregate loans outstanding under the credit agreement total less than 80% of the credit agreement amount of $650,000,000. The credit agreement has a
360-day
evergreen provision whereby State Street may terminate this agreement upon 360 days’ notice, but the Fund may terminate on 3 days’ notice to State Street. Securities held by the Fund are subject to a lien, granted to State Street, to the extent of the borrowing outstanding in connection with the Fund’s revolving credit agreement. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement, necessitating the sale of portfolio securities at potentially inopportune times.
As of April 30, 2024, the Fund had outstanding borrowings of $601,235,155 at a current rate of 6.0% on $560,000,000 and 5.9% on $33,000,000 (drawn in GBP expressed in USD 41,235,155). The carrying value of the borrowings approximates fair value. The borrowings are classified as Level 2 within the fair value hierarchy. During the year ended April 30, 2024, the Fund borrowed an average daily balance of $601,602,664 ($560,000,000 and $41,602,664 drawn in USD and GBP, respectively) at a weighted average borrowing cost of 6.1%. During the year ended April 30, 2024, the Fund had no outstanding borrowings in EUR.
On January 2, 2024, the Fund amended the credit agreement to reduce the commitment amount of the credit agreement from $720,000,000 to $650,000,000 and reduce the margin upon which the financing charge is calculated.
Note 8. Other Risks
Risk of Market Price Discount from Net Asset Value
: Shares of
closed-end
investment companies frequently trade at a discount from their NAV. This characteristic is a risk separate and distinct from the risk that NAV could decrease as a result of investment activities and may be greater for investors expecting to sell their shares in a relatively short period following completion of this offering. Whether investors will realize gains or losses upon the sale of the shares will depend not upon the Fund’s NAV but entirely upon whether the market price of the shares at the time of sale is above or below the investor’s purchase price for the shares. Because the market price of the shares will be determined by factors such as relative supply of and demand for shares in the market, general market and economic

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conditions, and other factors beyond the control of the Fund, Fund shares may trade at, above or below NAV, or at below or above the initial public offering price.
Preferred Securities Risk
: Preferred securities are subject to credit risk, which is the risk that a security will decline in price, or the issuer of the security will fail to make dividend, interest or principal payments when due, because the issuer experiences a decline in its financial status. Preferred securities are also subject to interest rate risk and may decline in value because of changes in market interest rates. The Fund may be subject to a greater risk of rising interest rates than would normally be the case in an environment of low interest rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In addition, an issuer may be permitted to defer or omit distributions. Preferred securities are also generally subordinated to bonds and other debt instruments in a company’s capital structure. During periods of declining interest rates, an issuer may be able to exercise an option to redeem (call) its issue at par earlier than scheduled, and the Fund may be forced to reinvest in lower yielding securities. Certain preferred securities may be substantially less liquid than many other securities, such as common stocks. Generally, preferred security holders have no voting rights with respect to the issuing company unless certain events occur. Certain preferred securities may give the issuers special redemption rights allowing the securities to be redeemed prior to a specified date if certain events occur, such as changes to tax or securities laws.
Contingent Capital Securities Risk:
Contingent capital securities (sometimes referred to as “CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security, for example, a mandatory conversion into common stock of the issuer under certain circumstances, such as the issuer’s capital ratio falling below a certain level. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero, and conversion would deepen the subordination of the investor, hence worsening the investor’s standing in a bankruptcy. Some CoCos provide for a reduction in the value or principal amount of the security (potentially to zero) under such circumstances. In March 2023, a Swiss regulator required a write-down of outstanding CoCos to zero notwithstanding the fact that the equity shares continued to exist and have economic value. It is currently unclear whether regulators of issuers in other jurisdictions will take similar actions. Notwithstanding these risks, the Fund may continue to invest in CoCos issued by Swiss companies and by companies in other jurisdictions. In addition, most CoCos are considered to be high yield or “junk” securities and are therefore subject to the risks of investing in below investment-grade securities. Finally, CoCo issuers can, at their discretion, suspend dividend distributions on their CoCo securities and are more likely to do so in response to negative economic conditions and/or government regulation. Omitted distributions are typically non-cumulative
and will not be paid on a future date. Any omitted distribution may negatively impact the returns or distribution rate of the Fund.
Concentration Risk:
Because the Fund invests at least 25% of its managed assets in the financials sector, it will be more susceptible to adverse economic or regulatory occurrences affecting this sector, such as changes in interest rates, loan concentration and competition. In addition, the Fund will also be subject to the risks of investing in the individual industries and securities that comprise the financials sector, including the bank, diversified financials, real estate (including REITs) and insurance industries. To the extent that the Fund focuses its investments in other sectors or industries, such as (but not limited

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to) energy, industrials, utilities, pipelines, health care and telecommunications, the Fund will be subject to the risks associated with these particular sectors and industries. These sectors and industries may be adversely affected by, among others, changes in government regulation, world events and economic conditions.
Credit and Below-Investment-Grade Securities Risk:
Preferred securities may be rated below-investment-grade or may be unrated. Below-investment-grade securities, or equivalent unrated securities, which are commonly known as “high-yield bonds” or “junk bonds,” generally involve greater volatility of price and risk of loss of income and principal, and may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. It is reasonable to expect that any adverse economic conditions could disrupt the market for lower-rated securities, have an adverse impact on the value of those securities and adversely affect the ability of the issuers of those securities to repay principal and interest on those securities.
Liquidity Risk:
Liquidity risk is the risk that particular investments of the Fund may become difficult to sell or purchase. The market for certain investments may become less liquid or illiquid due to adverse changes in the conditions of a particular issuer or due to adverse market or economic conditions. In addition, dealer inventories of certain securities, which provide an indication of the ability of dealers to engage in “market making,” are at, or near, historic lows in relation to market size, which has the potential to increase price volatility in the fixed income markets in which the Fund invests. Federal banking regulations may also cause certain dealers to reduce their inventories of certain securities, which may further decrease the Fund’s ability to buy or sell such securities. As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance. Further, transactions in less liquid or illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Foreign
(Non-U.S.)
Securities Risk:
The Fund directly purchases securities of foreign issuers. Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income or proceeds payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.
Foreign Currency Risk:
Although the Fund will report its NAV and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund’s investments in foreign securities will be subject to foreign currency risk, which means that the Fund’s NAV could decline solely as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. The Fund may, but is not required to, engage in various investments that are designed to hedge the Fund’s

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foreign currency risks, and such investments are subject to the risks described under “Derivatives and Hedging Transactions Risk” below.
Leverage Risk:
The use of leverage is a speculative technique and there are special risks and costs associated with leverage. The NAV of the Fund’s shares may be reduced by the issuance and ongoing costs of leverage. So long as the Fund is able to invest in securities that produce an investment yield that is greater than the total cost of leverage, the leverage strategy will produce higher current net investment income for the shareholders. On the other hand, to the extent that the total cost of leverage exceeds the incremental income gained from employing such leverage, shareholders would realize lower net investment income. In addition to the impact on net income, the use of leverage will have an effect of magnifying capital appreciation or depreciation for shareholders. Specifically, in an up market, leverage will typically generate greater capital appreciation than if the Fund were not employing leverage. Conversely, in down markets, the use of leverage will generally result in greater capital depreciation than if the Fund had been unlevered. To the extent that the Fund is required or elects to reduce its leverage, the Fund may need to liquidate investments, including under adverse economic conditions which may result in capital losses potentially reducing returns to shareholders. The use of leverage also results in the investment advisory fees payable to the investment advisor being higher than if the Fund did not use leverage and can increase operating costs, which may reduce total return. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.
Derivatives and Hedging Transactions Risk:
The Fund’s use of derivatives, including for the purpose of hedging interest rate or foreign currency risks, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are counterparty risk, financial leverage risk, liquidity risk, OTC trading risk and tracking risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives.
Geopolitical Risk
: Occurrence of global events similar to those in recent years, such as war (including Russia’s military invasion of Ukraine), terrorist attacks, natural or environmental disasters, country instability, public health emergencies (including epidemics and pandemics), market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, may result in market volatility and may have long-lasting impacts on U.S. and global economies and financial markets. Supply chain disruptions or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies or industries. Events occurring in one region of the world may negatively impact industries and regions that are not otherwise directly impacted by the events. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments.
On January 31, 2020, the United Kingdom (UK) withdrew from the European Union (EU) (referred to as Brexit). An agreement between the UK and the EU governing their future trade relationship

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became effective January 1, 2021. Brexit has resulted in volatility in European and global markets and could have potentially significant negative long-term impacts on financial markets in the UK and throughout Europe.
On February 24, 2022, Russia launched a large-scale invasion of Ukraine significantly amplifying already existing geopolitical tensions. The United States and many other countries have instituted various economic sanctions against Russia, Russian individuals and entities and Belarus. The extent and duration of the military action, sanctions imposed and other punitive actions taken (including any Russian retaliatory responses to such sanctions and actions), and resulting disruptions in Europe and globally cannot be predicted, but could be significant and have a severe adverse effect on the global economy, securities markets and commodities markets globally, including through global supply chain disruptions, increased inflationary pressures and reduced economic activity. Ongoing conflicts in the Middle East could have similar negative impacts. To the extent the Fund has exposure to the energy sector, the Fund may be especially susceptible to these risks. Furthermore, in March 2023, the shut-down of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system. These disruptions may also make it difficult to value the Fund’s portfolio investments and cause certain of the Fund’s investments to become illiquid. The strengthening or weakening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund’s investments denominated in
non-U.S.
dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects.
Regulatory Risk
: The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the mutual fund industry in general. The Securities and Exchange Commission’s (SEC) final rules, related requirements and amendments to modernize reporting and disclosure, along with other potential upcoming regulations, could, among other things, restrict the Fund’s ability to engage in transactions, impact flows into the Fund and/or increase overall expenses of the Fund. In addition to Rule
18f-4,
which governs the way derivatives are used by registered investment companies, the SEC, Congress, various exchanges and regulatory and self-regulatory authorities, both domestic and foreign, have undertaken reviews of the use of derivatives by registered investment companies, which could affect the nature and extent of instruments used by the Fund. The Fund and the instruments in which it invests may be subject to new or additional regulatory constraints in the future. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect both the Fund and the instruments in which the Fund invests and its ability to execute its investment strategy. For example, climate change regulation (such as decarbonization legislation, other mandatory controls to reduce emissions of greenhouse gases, or related disclosure requirements) could significantly affect the Fund or its investments by, among other things, increasing compliance costs or underlying companies’ operating costs and capital expenditures. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 9. Other
In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.
Note 10. Subsequent Events
Management has evaluated events and transactions occurring after April 30, 2024 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

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PROXY RESULTS (Unaudited)
Cohen & Steers Tax-Advantaged Preferred Securities and Income Fund shareholders voted on the following proposals at the annual meeting held on April 25, 2024. The description of each proposal and number of shares voted are as follows:

Common Shares	Shares Voted for	Authority Withheld
To elect Trustees:
Adam M. Derechin	47,278,041	978,020
George Grossman	47,226,354	1,029,707
Jane F. Magpiong	47,366,860	889,201

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(The following pages are unaudited)
REINVESTMENT PLAN
We urge shareholders who want to take advantage of this plan and whose shares are held in ‘Street Name’ to consult your broker as soon as possible to determine if you must change registration into your own name to participate.
OTHER INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 866-227-0757, (ii) on our website at cohenandsteers.com or (iii) on the SEC’s website at http://www.sec.gov. In addition, the Fund’s proxy voting record for the most recent
12-month
period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 866-227-0757 or (ii) on the SEC’s website at http://www.sec.gov.
Disclosures of the Fund’s complete holdings are required to be made monthly on Form N-PORT, with every third month made available to the public by the SEC 60 days after the end of the Fund’s fiscal quarter. The Fund’s Form N-PORT is available (i) without charge, upon request, by calling 866-227-0757 or (ii) on the SEC’s website at http://www.sec.gov.
Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s investment company taxable income and net realized gains. Distributions in excess of the Fund’s investment company taxable income and net realized gains are a return of capital distributed from the Fund’s assets. To the extent this occurs, the Fund’s shareholders of record will be notified of the estimated amount of capital returned to shareholders for each such distribution and this information will also be available at cohenandsteers.com. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year. Distributions of capital decrease the Fund’s total assets and, therefore, could have the effect of increasing the Fund’s expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.
Notice is hereby given in accordance with Rule 23c-1 under the 1940 Act that the Fund may purchase, from time to time, shares of its common stock in the open market.
Changes to the Portfolio Management Team
William F. Scapell, Executive Vice President and Head of the Fixed Income and Preferred Securities investment team of Cohen & Steers Capital Management, Inc. (the “Advisor”), has announced his intention to retire from the Advisor on August 1, 2024. Effective August 1, 2024, William F. Scapell will no longer serve as a portfolio manager of the Fund and Elaine Zaharis-Nikas will assume lead portfolio manager duties for the Fund.
Effective January 31, 2024, Robert Kastoff was added as a portfolio manager of the Fund.

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Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:

• Social Security number and account balances

• Transaction history and account transactions

• Purchase history and wire transfer instructions

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies—	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you—	No	We don’t share

For non-affiliates to market to you—	No	We don’t share

Questions? Call 800.330.7348

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Cohen & Steers Privacy Policy—(Continued)

Who we are

Who is providing this notice?
Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers Japan Limited, Cohen & Steers UK Limited, Cohen & Steers Ireland Limited, Cohen & Steers Singapore Private Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Open and Closed-End Funds (collectively, Cohen & Steers).

What we do

How does Cohen & Steers protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?
We collect your personal information, for example, when you:

• Open an account or buy securities from us

• Provide account information or give us your contact information

• Make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only:

• sharing for affiliates’ everyday business purposes—information about your creditworthiness

• affiliates from using your information to market to you

• sharing for non-affiliates to market to you

State law and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

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Cohen & Steers Open-End Mutual Funds

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•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSJAX, CSJCX, CSJIX, CSRSX, CSJRX, CSJZX
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•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSEIX, CSCIX, CREFX, CSDIX, CIRRX, CSZIX
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•	Designed for institutional investors seeking total return, investing primarily in U.S. real estate securities

•	Symbol: CSRIX
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•	Designed for investors seeking total return, investing primarily in global real estate equity securities

•	Symbols: CSFAX, CSFCX, CSSPX, GRSRX, CSFZX
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•	Designed for investors seeking total return, investing primarily in international (non-U.S.) real estate securities

•	Symbols: IRFAX, IRFCX, IRFIX, IRFRX, IRFZX
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•	Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

•	Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX
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•	Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities issued by U.S. and non-U.S. companies

•	Symbols: CPXAX, CPXCX, CPXFX, CPXIX, CPRRX, CPXZX
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•	Designed for investors seeking high current income and capital preservation by investing in low-duration preferred and other income securities issued by U.S. and non-U.S. companies

•	Symbols: LPXAX, LPXCX, LPXFX, LPXIX, LPXRX, LPXZX
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•	Designed for investors seeking total return, investing primarily in securities of traditional and alternative energy companies

•	Symbols: MLOAX, MLOCX, MLOIX, MLORX, MLOZX
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•	Designed for investors seeking total return, investing primarily in global infrastructure securities

•	Symbols: CSUAX, CSUCX, CSUIX, CSURX, CSUZX
Distributed by Cohen & Steers Securities, LLC.
Please consider the investment objectives, risks, charges and expenses of any Cohen & Steers U.S. registered open-end
fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling
800-330-7348
or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

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OFFICERS AND TRUSTEES
Joseph M. Harvey
Trustee, Chair and Vice President
Adam M. Derechin
Trustee
Michael G. Clark
Trustee
George Grossman
Trustee
Dean A. Junkans
Trustee
Gerald J. Maginnis
Trustee
Jane F. Magpiong
Trustee
Daphne L. Richards
Trustee
Ramona Rogers-Windsor
Trustee
James Giallanza
President and Chief Executive Officer
Albert Laskaj
Treasurer and Chief Financial Officer
Dana A. DeVivo
Secretary and Chief Legal Officer
Stephen Murphy
Chief Compliance Officer
and Vice President
William F. Scapell
Vice President
Elaine Zaharis-Nikas
Vice President
KEY INFORMATION
Investment Manager and Administrator
Cohen & Steers Capital Management, Inc.
1166 Avenue of the Americas, 30
th
Floor
New York, NY 10036
(212) 832-3232
Co-administrator and Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
Computershare
150 Royall Street
Canton, MA 02021
(866) 227-0757
Legal Counsel
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036
New York Stock Exchange Symbol: PTA
Website: cohenandsteers.com
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

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Cohen & Steers
Tax-Advantaged
Preferred
Securities and
Income Fund
Semiannual Report
April 30, 2024
PTASAR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	The Registrant has not had any change in the portfolio managers identified in response to paragraph (a)(1) of this item in the Registrant’s most recent annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	The Fund did not engage in any securities lending activity during the fiscal year ended October 31, 2023.

(b)	The Fund did not engage in any securities lending activity and did not engage a securities lending agent during the fiscal year ended October 31, 2023.

Item 13. Exhibits.

(a)(1) Not applicable.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

By:	/s/ James Giallanza
Name: James Giallanza Title: Principal Executive Officer (President and Chief Executive Officer)

Date: July 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James Giallanza
Name: James Giallanza Title: Principal Executive Officer (President and Chief Executive Officer)

By:	/s/ Albert Laskaj
Name: Albert Laskaj Title: Principal Financial Officer (Treasurer and Chief Financial Officer)

Date: July 8, 2024